SCHEDULE OF INTANGIBLE ASSETS (Details) - USD ($) $ in Thousands	Jun. 30, 2025	Dec. 31, 2024
Indefinite-Lived Intangible Assets [Line Items]
Finite-lived intangible assets, Gross Carrying Amount	$ 674	$ 661
Finite-lived intangible assets, Accumulated Amortization Amount	(674)	(657)
Finite-lived intangible assets, Net Carrying Amount		4
Indefinite-lived intangible assets, Gross Carrying Amount	126,245	123,899
Indefinite lived intangible assets, Accumulated Amortization Amount
Indefinite lived intangible assets, Net Carrying Amount	126,245	123,899
Intangible assets, Gross Carrying Amount	126,919	124,560
Intangible assets, Net Carrying Amount	126,245	123,903
Computer Software, Intangible Asset [Member]
Indefinite-Lived Intangible Assets [Line Items]
Finite-lived intangible assets, Gross Carrying Amount	468	459
Finite-lived intangible assets, Accumulated Amortization Amount	(468)	(455)
Finite-lived intangible assets, Net Carrying Amount		4
Patents [Member]
Indefinite-Lived Intangible Assets [Line Items]
Finite-lived intangible assets, Gross Carrying Amount	206	202
Finite-lived intangible assets, Accumulated Amortization Amount	(206)	(202)
Finite-lived intangible assets, Net Carrying Amount
Trademark and Manufacturing License [Member]
Indefinite-Lived Intangible Assets [Line Items]
Indefinite-lived intangible assets, Gross Carrying Amount	126,245	123,899
Indefinite lived intangible assets, Accumulated Amortization Amount
Indefinite lived intangible assets, Net Carrying Amount	$ 126,245	$ 123,899